COMMITMENTS, CONTINGENCIES AND GUARANTEES - Guarantees (Details) - Contingent financial obligation - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Guarantees
Potential Exposure	$ 597	$ 375
Carrying Value	37	12
Northern Courier pipeline
Guarantees
Potential Exposure	300	0
Carrying Value	27	0
Sur de Texas
Guarantees
Potential Exposure	109	183
Carrying Value	0	1
Bruce Power
Guarantees
Potential Exposure	88	88
Carrying Value	0	0
Other jointly-owned entities
Guarantees
Potential Exposure	100	104
Carrying Value	$ 10	$ 11